Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the three and nine months ended September 30, 2013 and 2012 (in millions except share data):

Basic Earnings Per Common Share Computation	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
	2013	2012	2013	2012	2012
Net income (loss) for the period	$6	$7	$1	$(29)	$(54)
Weighted average common shares outstanding	66,398,804	49,009,139	59,549,283	49,009,139	1,000,000,000

Earnings (loss) per common share—Basic	$0.09	$0.14	$0.02	$(0.59)	$(0.05)

Diluted Earnings Per Common Share Computation	Successor				Predecessor
	Three Months Ended September 30,		Nine Months Ended September 30,		January 1 through February 14,
	2013	2012	2013	2012	2012
Net income (loss) for the period	$6	$7	$1	$(29)	$(54)
Weighted average common shares outstanding—Basic	66,398,804	49,009,139	59,549,283	49,009,139	1,000,000,000
Incremental shares from assumed exercise of dilutive options from stock-based compensation awards	458,928	—	201,550	—	—

Weighted average common shares outstanding—Diluted	66,857,732	49,009,139	59,750,833	49,009,139	1,000,000,000

Earnings (loss) per common share—Diluted	$0.09	$0.14	$0.02	$(0.59)	$(0.05)